As filed with the Securities and Exchange Commission on February 15, 2018

Securities Act File No. 333-92106

Investment Company Act of 1940 File No. 811-21145

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 137

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 140	☒

SPDR® INDEX SHARES FUNDS

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-7037

Copies to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue NW Washington, DC 20004
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to Rule 485, paragraph (b)

☐ on                              pursuant to Rule 485, paragraph (b)

☐ 60 days after filing pursuant to Rule 485, paragraph (a)(1)

☐ on                              pursuant to Rule 485, paragraph (a)(1)

☐75 days after filing pursuant to Rule 485, paragraph (a)(2)

☐ on                              pursuant to Rule 485, paragraph (a)(2)

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, SPDR® Index Shares Funds, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 15th day of February, 2018.

SPDR® INDEX SHARES FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

	SIGNATURES	TITLE	DATE

	/s/ Bonny E. Boatman*	Trustee	February 15, 2018
Bonny E. Boatman

	/s/ Dwight D. Churchill*	Trustee	February 15, 2018
Dwight D. Churchill

	/s/ David M. Kelly*	Trustee	February 15, 2018
David M. Kelly

	/s/ Frank Nesvet*	Trustee	February 15, 2018
Frank Nesvet

	/s/ Carl G. Verboncoeur*	Trustee	February 15, 2018
Carl G. Verboncoeur

	/s/ James E. Ross*	Trustee	February 15, 2018
James E. Ross

	/s/ Ellen M. Needham	President and Principal Executive Officer	February 15, 2018
Ellen M. Needham

	/s/ Bruce S. Rosenberg**	Treasurer and Principal Financial Officer	February 15, 2018
Bruce S. Rosenberg

*By:	/s/ Jesse D. Hallee
Jesse D. Hallee
As Attorney-in-Fact Pursuant to Power of Attorney

**By:	/s/ Chad Hallett
Chad Hallett
As Attorney-in-Fact Pursuant to Power of Attorney

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase